Taxes - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. federal
Current	$ 560	$ 391	$ 374
Deferred	(1,371)	(2,645)	(1,358)
Total	(811)	(2,253)	(984)
U.S. state and local
Current	127	184	161
Deferred	(162)	(486)	(370)
Total	(34)	(302)	(209)
Non-U.S.
Current	1,594	1,676	1,342
Deferred	428	252	(25)
Total	2,022	1,929	1,317
Total continuing operations provision for/(benefit from) income taxes	1,176	(626)	124
Discontinued operations provision for/(benefit from) income taxes	(9)	124	714
Total provision for/(benefit from) income taxes	1,167	$ (503)	$ 838
Provision for social security, real estate, personal property and other taxes	2,900
Total taxes included in net income	$ 4,000